Provisions - Summary of Provisions (Detail) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Changes In Provisions [Line Items]
Opening balance	kr 11,715	kr 11,706
Additions	6,737	9,345
Reversal of excess amounts	(1,256)	(1,759)
Charged to income statement	5,481	7,586
Utilization/Cash out	(7,778)	(7,290)
Reclassiﬁcations	2	(479)
Translation differences	(736)	192
Closing balance	8,684	11,715
Provisions, current	5,691	8,204
Provisions, non-current	2,993	3,511
Restructuring [member]
Disclosure Of Changes In Provisions [Line Items]
Opening balance	3,872	3,720
Additions	2,011	4,498
Reversal of excess amounts	(294)	(252)
Utilization/Cash out	(3,572)	(4,175)
Reclassiﬁcations	0	(3)
Translation differences	(128)	84
Closing balance	1,889	3,872
Provisions, current	1,473	2,993
Provisions, non-current	416	879
Customer Related Provision [member]
Disclosure Of Changes In Provisions [Line Items]
Opening balance	1,760	2,857
Additions	464	686
Reversal of excess amounts	(359)	(485)
Utilization/Cash out	(1,037)	(748)
Reclassiﬁcations	0	(632)
Translation differences	(80)	82
Closing balance	748	1,760
Provisions, current	370	1,648
Provisions, non-current	378	112
Suppliers Related Provision [member]
Disclosure Of Changes In Provisions [Line Items]
Opening balance	743	954
Additions	256	324
Reversal of excess amounts	(213)	(399)
Utilization/Cash out	(99)	(230)
Reclassiﬁcations	0	83
Translation differences	(26)	11
Closing balance	661	743
Provisions, current	23	274
Provisions, non-current	638	469
Warranty [member]
Disclosure Of Changes In Provisions [Line Items]
Opening balance	766	956
Additions	523	389
Reversal of excess amounts	(156)	(209)
Utilization/Cash out	(489)	(376)
Reclassiﬁcations	0	0
Translation differences	(6)	6
Closing balance	638	766
Provisions, current	523	560
Provisions, non-current	115	206
Provision for Share Based Payments [member]
Disclosure Of Changes In Provisions [Line Items]
Opening balance	2,992	1,584
Additions	2,075	2,209
Reversal of excess amounts	(127)	(101)
Utilization/Cash out	(1,654)	(820)
Reclassiﬁcations	0	0
Translation differences	(304)	120
Closing balance	2,982	2,992
Provisions, current	1,896	1,633
Provisions, non-current	1,086	1,359
Other [member]
Disclosure Of Changes In Provisions [Line Items]
Opening balance	1,582	1,635
Additions	1,408	1,239
Reversal of excess amounts	(107)	(313)
Utilization/Cash out	(927)	(941)
Reclassiﬁcations	2	73
Translation differences	(192)	(111)
Closing balance	1,766	1,582
Provisions, current	1,406	1,096
Provisions, non-current	kr 360	kr 486